Income (loss) per share (Tables)	12 Months Ended
Dec. 31, 2023
Income (Loss) Per Share [Abstract]
Summary of income (loss) per share

	Year ended December 31.
(in thousands of euro, except for data share)	2021	2022	2023
Net income (loss)	(52,809)	(58,103)	(7,570)
Weighted average number of ordinary shares in circulation	79,542,627	79,639,826	80,453,282
Basic income (loss) per share (€ per share)	(0.66)	(0.73)	(0.09)

	Year ended December 31,
(in thousands of euro, except for data share)	2021	2022	2023
Net income (loss)	(52,809)	(58,103)	(7,570)
Weighted average number of ordinary shares in circulation	79,542,627	79,639,826	80,453,282
Adjustment for share instruments	—	—	—
Diluted income (loss) per share (€ per share)	(0.66)	(0.73)	(0.09)